Note 12 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

NOTE 12: RELATED PARTY TRANSACTIONS

The Company incurred $173 and $418 in officers’ consulting fees recorded in general and administration expenses for the three and nine months ended September 30, 2024, respectively and $27 and $250 for the three and nine months ended September 30, 2023, respectively.

On June 7, 2024, the Company issued Series D warrants to purchase up to an aggregate 92,799 shares of common stock to certain investors at a nominal exercise price for a period of five years from the issuance date (Note 10: Equity - e. Series D warrants). 30,933 of Series D warrants were granted to a company wholly owned by one of the Company’s directors. The fair value of the warrants was $203. On September 19, 2024, the director exercised the warrants to purchase 30,933 shares of common stock.

On July 27, 2024, the Company entered into a strategic investment agreement with a company wholly owned by one of the Company’s directors. Pursuant to agreement, the Company agreed to issue 140,749 shares of common stock. The shares were issued on August 12, 2024. The shares were fully vested upon issuance and were valued at $745. Pursuant to the terms of the agreement, the Company was issued $950 of service credits that are to be consumed in future over a three-year period. As of the period ended September 30, 2024, $677 of related prepaid expenses were outstanding.

On August 8, 2024, the Company completed the closing of a $209 secured promissory notes with its related parties. The promissory notes were issued with a discount of $11 and the Company received gross proceeds of $198. The promissory notes had an annual interest rate of 18% to be paid monthly. The principal amount of $209 matured and become due and payable on August 23, 2024. Promissory notes were paid in full on the maturity date.

On August 12, 2024, all issued and outstanding RSUs vested and the Company issued 59,264 shares of common stock to related parties and recognized $410 of share-based compensation expense. See Note 10: Equity – j. Restricted Share Units.

As at September 30, 2024, $175 (2023: $175) of loans were outstanding and included in trade payables. These notes, provided by a former director, are non-interest bearing with no stated terms of repayment.

NOTE 13: RELATED PARTY TRANSACTIONS

During the year ended December 31, 2022, $320 of notes payable to directors were converted to 11,088 shares of common stock (Note 7).

As of the year ended December 31, 2023, $175 (2022: $175) of director loans were still outstanding. These notes do not bear any interest and are payable on demand. The remaining related party payables of $nil (2022: $2) relate to services payable to a related party of the Company. These payables do not bear any interest and are payable on demand.

The Company incurred $222 and $420 in officers’ consulting fees recorded in general administration expenses on consolidated statements of operations for the years ended December 31, 2023 and 2022, respectively. At December 31, 2023 and 2022, $106 and $56, respectively remained outstanding and were accrued by the Company, and are included in accrued liabilities in the accompanying balance sheets.

On May 1, 2023, the Company issued 29,636 shares of common stock to a related party as a payment for consulting services provided.

On July 8, 2023, the Company granted options to its employees, officers, directors and consultants to purchase an aggregate of 327,421 shares of common stock in the capital of the Company (Note 11.g), 288,794 of these options were granted to related parties. No compensation cost is recognized related to options until the occurrence of a liquidity event.